Borrowings - Maturities of borrowings (Details) ¥ in Thousands	Dec. 31, 2023 JPY (¥)
Long-term Debt, Fiscal Year Maturity [Abstract]
2024	¥ 100,415
2025	86,603
2026	94,587
2027	594,627
2028	94,664
2029 and thereafter	180,321
Total	¥ 1,151,217